Quarterly Holdings Report
for

Fidelity® Tax-Free Bond Fund

April 30, 2021

SFB-QTLY-0621
1.800354.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount	Value
Alabama - 1.0%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	1,800,000	2,217,362
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	$285,000	$332,611
4% 12/1/35	930,000	1,079,830
4% 12/1/37	1,250,000	1,438,458
4% 12/1/38	240,000	275,468
4% 12/1/39	1,700,000	1,947,020
4% 12/1/41	4,070,000	4,638,400
4% 12/1/44	2,400,000	2,716,583
4% 12/1/49	560,000	629,341
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	24,380,000	27,896,934
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26	60,000	69,817
5% 3/1/27	115,000	133,103
5% 3/1/28	125,000	143,882
5% 3/1/29	105,000	120,200
5% 3/1/30	125,000	142,356
5% 3/1/36	2,450,000	2,755,065

TOTAL ALABAMA		46,536,430

Alaska - 0.2%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/31	4,340,000	5,106,777
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31	1,685,000	1,985,503
5% 10/1/33	2,200,000	2,577,766

TOTAL ALASKA		9,670,046

Arizona - 2.2%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/26	1,100,000	1,335,239
5% 6/1/27	500,000	623,332
5% 6/1/29	1,725,000	2,197,822
(Univ. of Arizona Univ. Revs.). Series 2018 B, 5% 6/1/30	1,470,000	1,859,877
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 0.945%, tender 1/1/37 (a)(b)	1,000,000	1,004,588
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/37	410,000	486,995
4% 9/1/38	445,000	527,082
4% 9/1/39	400,000	472,589
4% 9/1/40	435,000	512,771
4% 9/1/46	1,000,000	1,163,025
5% 9/1/31	195,000	255,718
5% 9/1/32	300,000	391,918
5% 9/1/33	415,000	540,119
5% 9/1/34	350,000	454,148
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37	1,090,000	1,158,575
5% 5/1/43	1,000,000	1,049,454
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/32	1,220,000	1,657,500
5% 7/1/34	1,250,000	1,685,323
5% 7/1/35	1,000,000	1,345,023
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/21 (FSA Insured)	1,205,000	1,212,359
Series 2017, 5% 7/1/24	3,475,000	3,966,864
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	155,000	165,230
5% 7/1/48	200,000	210,142
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,000,000	2,482,149
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	585,000	602,573
6% 1/1/48 (c)	2,825,000	2,887,137
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 4% 7/1/21	375,000	377,290
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/29	1,150,000	1,436,515
5% 7/1/30	1,500,000	1,862,568
5% 7/1/31	800,000	989,875
5% 7/1/32	3,250,000	4,010,717
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	3,170,000	3,671,141
Series 2017 B:
5% 7/1/30	4,000,000	4,926,463
5% 7/1/34	2,000,000	2,435,973
5% 7/1/35	2,000,000	2,432,179
Series 2019 A, 5% 7/1/44	5,615,000	7,000,173
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/30	1,100,000	1,338,037
5% 7/1/32	355,000	428,467
5% 7/1/36	595,000	710,204
5% 7/1/37	520,000	618,900
5% 7/1/38	830,000	985,457
5% 7/1/45	7,200,000	8,421,013
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	7,575,461
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2020 A, 5% 7/1/44	8,430,000	10,893,477
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/49	1,125,000	1,287,587
5% 7/1/54	3,530,000	4,026,446
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,054,476
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.25% 12/1/23	2,500,000	2,785,400

TOTAL ARIZONA		99,515,371

California - 4.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series C, 2.1%, tender 4/1/22 (a)	3,585,000	3,613,376
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	35,000	35,134
5.5% 4/1/30	5,000	5,020
Series 2012, 5.25% 4/1/35	2,920,000	3,053,218
Series 2017, 5% 11/1/29	6,225,000	7,884,963
Series 2020:
4% 11/1/37	8,715,000	10,645,490
4% 11/1/38	8,000,000	9,744,207
4% 11/1/39	3,500,000	4,252,703
4% 11/1/40	2,500,000	3,030,192
Series 2021:
5% 9/1/31 (d)	17,210,000	23,137,745
5% 9/1/32 (d)	6,055,000	8,087,691
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 8/15/52 (Pre-Refunded to 8/15/23 @ 100)	15,070,000	16,715,040
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	1,837,838	2,136,897
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/35	2,140,000	2,590,062
5% 5/15/38	3,000,000	3,600,728
5% 5/15/43	4,000,000	4,739,788
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	340,000	285,600
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	280,000	235,200
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	5,780,730
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/25	1,000,000	1,168,856
5% 5/15/26	1,000,000	1,203,394
5% 5/15/27	1,000,000	1,196,307
5% 5/15/28	1,000,000	1,189,270
5% 5/15/32	1,250,000	1,460,559
5% 5/15/33	1,500,000	1,748,713
5% 5/15/40	1,000,000	1,150,642
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	2,275,000	2,384,365
Carlsbad Unified School District Series 2009 B, 6% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	1,450,000	1,693,601
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	2,500,000	2,729,191
Series 2017 A1:
5% 6/1/21	1,110,000	1,113,946
5% 6/1/22	1,555,000	1,632,739
5% 6/1/23	1,780,000	1,947,468
5% 6/1/24	1,000,000	1,135,648
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,454,125
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	1,064,325
Series B:
0% 8/1/33	4,350,000	3,465,307
0% 8/1/37	8,000,000	5,689,145
0% 8/1/38	4,225,000	2,914,454
0% 8/1/39	7,220,000	4,828,350
0% 8/1/41	4,900,000	3,071,176
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/27	1,050,000	1,241,027
5% 9/1/30	1,370,000	1,590,579
Riverside Swr. Rev. Series 2015 A:
5% 8/1/30	2,880,000	3,402,059
5% 8/1/31	1,630,000	1,924,721
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,505,455
Sacramento County Arpt. Sys. Rev. Series 2016 B, 5% 7/1/41	1,770,000	2,105,592
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	2,292,816
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	1,030,364
0% 7/1/37	5,105,000	3,720,869
Series 2008 E, 0% 7/1/47 (e)	2,600,000	2,493,124
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	2,930,000	3,633,527
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24 (Pre-Refunded to 6/1/23 @ 100)	1,000,000	1,100,442
5% 6/1/27 (Pre-Refunded to 6/1/23 @ 100)	1,000,000	1,100,442
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,700,000	1,893,159
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,638,174
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/27	1,000,000	1,248,401
5% 6/1/28	1,510,000	1,927,347
5% 6/1/29	1,000,000	1,300,655
Univ. of California Revs. Series 2017 AV, 5% 5/15/36	1,610,000	1,999,880
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,263,086
Yuba City Unified School District Series A, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	992,202

TOTAL CALIFORNIA		194,219,286

Colorado - 0.6%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	1,450,000	1,696,813
5% 10/1/43	5,810,000	6,727,194
Colorado Health Facilities Auth.:
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/23	270,000	297,560
5% 9/1/24	225,000	256,986
5% 9/1/25	260,000	306,468
5% 9/1/28	2,200,000	2,703,717
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	3,700,000	4,250,190
Series 2019 A, 4% 11/1/39	2,980,000	3,531,671
Series 2019 A2, 4% 8/1/49	2,900,000	3,270,676
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,165,000	1,310,605
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	3,825,000	3,883,973

TOTAL COLORADO		28,235,853

Connecticut - 2.7%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	1,550,000	1,808,743
Series 2016 E:
5% 10/15/26	2,030,000	2,511,689
5% 10/15/29	2,930,000	3,562,938
Series 2018 F:
5% 9/15/25	1,950,000	2,336,430
5% 9/15/27	1,000,000	1,266,096
5% 9/15/28	4,500,000	5,829,631
Series 2020 A:
4% 1/15/33	8,435,000	10,194,071
4% 1/15/34	7,005,000	8,429,849
5% 1/15/40	2,765,000	3,528,102
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/34	1,050,000	1,265,773
5% 7/1/35	1,200,000	1,444,348
5% 7/1/36	400,000	480,360
5% 7/1/37	1,555,000	1,863,162
5% 7/1/42	3,780,000	4,505,494
Bonds Series 2020 B:
5%, tender 1/1/25 (a)	4,450,000	5,155,111
5%, tender 1/1/27 (a)	4,710,000	5,781,757
Series 2016 K, 4% 7/1/46	4,465,000	4,794,681
Series 2017 B, 5% 7/1/29	9,780,000	12,954,149
Series 2019 A:
5% 7/1/34 (c)	1,325,000	1,420,737
5% 7/1/49 (c)	2,040,000	2,126,179
Series 2020 A, 4% 7/1/39	3,000,000	3,437,345
Series 2020 C, 4% 7/1/45	4,220,000	4,768,802
Series 2020 K:
5% 7/1/37	1,000,000	1,262,604
5% 7/1/38	1,500,000	1,888,790
5% 7/1/39	1,550,000	1,946,813
5% 7/1/44 (c)	1,295,000	1,456,930
Series G, 5% 7/1/50 (c)	1,100,000	1,229,254
Series K1:
5% 7/1/31	1,500,000	1,758,900
5% 7/1/35	1,280,000	1,481,865
Series N:
4% 7/1/39	1,235,000	1,343,725
4% 7/1/49	1,475,000	1,580,135
5% 7/1/32	550,000	662,456
5% 7/1/33	500,000	600,204
5% 7/1/34	250,000	298,825
Connecticut Hsg. Fin. Auth. Series 2019 B1, 4% 5/15/49	1,490,000	1,684,345
Connecticut State Revolving Fund Gen. Rev. Series 2017 A:
5% 5/1/33	3,125,000	3,851,290
5% 5/1/35	2,325,000	2,860,567
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (c)	2,430,000	2,858,972
5% 4/1/39 (c)	3,125,000	3,590,438
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (FSA Insured)	570,000	676,795
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/25	1,020,000	1,220,256
5% 11/1/26	1,735,000	2,135,705

TOTAL CONNECTICUT		123,854,316

Delaware - 0.3%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	13,000,000	14,769,526
District Of Columbia - 0.9%
District of Columbia Gen. Oblig. Series 2017 A, 5% 6/1/33	2,300,000	2,850,353
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	4,000,000	4,721,262
5% 7/15/30	6,495,000	7,631,090
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/33	1,250,000	1,553,317
5% 10/1/34	2,000,000	2,479,406
5% 10/1/36	2,000,000	2,467,627
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2019 B:
5% 10/1/21	3,490,000	3,559,356
5% 10/1/23	2,250,000	2,508,735
5% 10/1/25	2,310,000	2,770,754
Washington Convention & Sports Auth. Series 2018 A, 5% 10/1/22	5,250,000	5,573,442
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	4,545,000	5,590,811

TOTAL DISTRICT OF COLUMBIA		41,706,153

Florida - 7.3%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/27	1,700,000	1,935,446
Series 2015 C, 5% 7/1/27	1,455,000	1,713,591
Broward County Arpt. Sys. Rev. Series 2012 P-2, 5% 10/1/21	1,630,000	1,662,120
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,595,000	1,930,741
Series 2012 A, 5% 7/1/24	4,345,000	4,577,000
Series 2015 A:
5% 7/1/24	940,000	1,074,965
5% 7/1/26	3,635,000	4,274,486
Series 2016, 5% 7/1/32	1,020,000	1,222,713
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/29	1,650,000	2,024,159
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
4% 7/1/34 (FSA Insured)	4,250,000	5,272,709
4% 7/1/35 (FSA Insured)	4,120,000	5,098,830
4% 7/1/37 (FSA Insured)	4,575,000	5,616,537
4% 7/1/38 (FSA Insured)	2,860,000	3,497,410
4% 7/1/39 (FSA Insured)	2,305,000	2,810,681
Citizens Property Ins. Corp. Series 2012 A1, 5% 6/1/21	4,525,000	4,541,621
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,380,000	7,456,635
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,390,000	2,726,816
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019, 5% 3/1/49	4,800,000	5,435,424
Series 2019, 5% 10/1/27	650,000	790,271
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	4,620,000	5,136,818
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,600,000	2,979,146
Series 2015 C, 5% 10/1/35	2,000,000	2,273,352
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A, 5% 10/1/28	400,000	512,756
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	985,000	1,199,650
5% 10/1/31	1,075,000	1,309,909
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,198,347
Series 2015 B, 5% 10/1/29	1,250,000	1,481,746
Gainesville Utils. Sys. Rev. Series 2017 A:
5% 10/1/30	2,810,000	3,532,477
5% 10/1/35	5,000,000	6,216,129
Halifax Hosp. Med. Ctr. Rev. Series 2015:
4% 6/1/27	585,000	652,961
5% 6/1/24	835,000	947,630
5% 6/1/28	655,000	747,500
Hillsborough County Aviation Auth. Rev. Series 2018 F, 5% 10/1/48	2,500,000	3,078,743
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	8,000,000	9,447,090
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/24	2,600,000	2,939,099
Jacksonville Health Care Facilities (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	2,000,000	2,435,899
5% 8/15/34	2,750,000	3,351,009
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,402,309
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (FSA Insured)	1,500,000	1,693,489
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	1,530,000	1,686,512
Miami-Dade County Aviation Rev.:
Series 2014 A, 5% 10/1/37	8,500,000	9,710,382
Series 2014 B, 5% 10/1/34	2,225,000	2,544,263
Series 2016 A, 5% 10/1/41	8,500,000	10,163,068
Series 2020 A:
4% 10/1/35	1,600,000	1,927,406
4% 10/1/41	1,200,000	1,420,983
5% 10/1/31	2,140,000	2,822,066
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24 (Pre-Refunded to 10/1/22 @ 100)	1,000,000	1,068,794
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,309,285
Series 2014 A:
5% 7/1/25	1,430,000	1,634,348
5% 7/1/27	1,000,000	1,140,189
5% 7/1/28	2,225,000	2,527,151
5% 7/1/29	1,010,000	1,147,156
5% 7/1/44	18,800,000	21,088,941
Series 2014 B, 5% 7/1/30	2,500,000	2,839,496
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) Series 2016 A:
5% 7/1/27	9,895,000	12,455,976
5% 7/1/28	10,385,000	13,375,622
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D, 5% 11/1/25	6,655,000	7,690,342
Series 2015 A, 5% 5/1/29	12,370,000	14,379,860
Series 2015 B, 5% 5/1/27	2,980,000	3,482,089
Series 2016 A, 5% 5/1/32	10,000,000	11,925,383
Series 2016 B, 5% 8/1/26	4,505,000	5,494,039
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/22	765,000	806,541
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42 (Pre-Refunded to 4/1/22 @ 100)	6,315,000	6,592,900
Series 2012 B, 5% 10/1/42 (Pre-Refunded to 4/1/22 @ 100)	2,500,000	2,610,016
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/28	5,000,000	5,901,751
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,214,939
Palm Beach County School Board Ctfs. of Prtn.:
Series 2015 D:
5% 8/1/28	1,980,000	2,339,828
5% 8/1/29	6,765,000	7,966,423
Series 2018 A, 5% 8/1/24	760,000	874,366
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	300,000	343,119
5% 7/1/39	400,000	474,024
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,755,922
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	500,000	602,663
5% 10/1/28	4,000,000	4,808,448
5% 10/1/30	2,000,000	2,391,431
5% 10/1/32	3,310,000	3,950,791
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/29	1,480,000	1,833,915
5% 8/15/32	3,920,000	4,800,088
5% 8/15/35	705,000	857,626
5% 8/15/37	5,000,000	6,054,642
5% 8/15/42	3,400,000	4,079,738
5% 8/15/47	5,200,000	6,200,775
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/21	35,000	35,802
5% 12/1/29	1,425,000	1,649,549
5% 12/1/36	1,100,000	1,256,876
Series 2015 A, 5% 12/1/40	1,000,000	1,119,843
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	951,785
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	760,000	939,571
5% 10/15/49	1,420,000	1,745,596
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,160,000	1,381,772
5% 8/1/31 (Build America Mutual Assurance Insured)	2,215,000	2,632,792
(Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	858,609

TOTAL FLORIDA		331,063,706

Georgia - 3.2%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	1,520,000	1,957,375
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1995 5, 2.05%, tender 11/19/21 (a)	2,725,000	2,750,789
Series 2013 1st, 2.925%, tender 3/12/24 (a)	9,600,000	10,262,807
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,997,587
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	6,440,000	8,056,477
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	1,000,000	1,019,976
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/35	1,360,000	1,758,872
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/38	1,230,000	1,575,427
Series 2019:
4% 6/15/49	1,180,000	1,362,890
5% 6/15/52	4,315,000	5,348,482
Fulton County Wtr. & Swr. Rev. Series 2013, 5% 1/1/32	10,000,000	10,751,074
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
4% 1/1/49	6,100,000	6,883,791
5% 1/1/30	415,000	521,788
5% 1/1/32	935,000	1,164,889
5% 1/1/34	1,920,000	2,377,020
5% 1/1/35	925,000	1,142,746
5% 1/1/36	1,140,000	1,405,006
5% 1/1/37	1,115,000	1,370,365
5% 1/1/38	1,150,000	1,409,857
5% 1/1/44	2,990,000	3,615,146
Series C, 5% 1/1/22	2,900,000	2,989,956
Series GG, 5% 1/1/23	1,600,000	1,724,297
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,248,986
Series S, 5% 10/1/24	1,575,000	1,678,728
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	4,895,000	5,695,255
4% 7/1/39	2,500,000	2,877,494
4% 7/1/43	2,615,000	2,983,151
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (a)	24,120,000	26,211,718
Series 2019 B, 4%, tender 12/2/24 (a)	6,040,000	6,751,249
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009 1, 2.05%, tender 11/19/21 (a)	2,750,000	2,776,025
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/28	2,560,000	2,861,875
5% 4/1/44	9,105,000	9,955,371
Series 2020 B:
5% 9/1/25	3,555,000	4,245,606
5% 9/1/31	1,125,000	1,503,122
5% 9/1/33	2,500,000	3,315,017

TOTAL GEORGIA		144,550,214

Hawaii - 0.2%
Hawaii Gen. Oblig.:
Series 2017 FK, 5% 5/1/33	4,200,000	5,159,667
Series 2020 C:
4% 7/1/37	1,100,000	1,329,580
4% 7/1/38	1,250,000	1,498,427

TOTAL HAWAII		7,987,674

Idaho - 0.3%
Idaho Health Facilities Auth. Rev. Series 2015 ID:
5% 12/1/24	500,000	581,555
5.5% 12/1/26	1,200,000	1,439,000
5.5% 12/1/27	3,250,000	3,887,121
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/21	1,660,000	1,675,732
5% 7/15/22	1,850,000	1,954,976
5% 7/15/23	880,000	970,644
5% 7/15/24	705,000	808,312
5% 7/15/25	705,000	835,492
5% 7/15/26	500,000	610,441
5% 7/15/27	1,765,000	2,213,049
Series 2019 A, 4% 1/1/50	565,000	629,041

TOTAL IDAHO		15,605,363

Illinois - 17.0%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,498,972
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,191,251
Series 2011 A:
5% 12/1/41	1,865,000	1,897,306
5.25% 12/1/41	1,510,000	1,538,357
5.5% 12/1/39	2,700,000	2,755,814
Series 2012 A, 5% 12/1/42	2,815,000	2,935,623
Series 2015 C, 5.25% 12/1/39	800,000	883,480
Series 2016 B, 6.5% 12/1/46	400,000	486,529
Series 2017 A, 7% 12/1/46 (c)	1,400,000	1,792,620
Series 2017 C:
5% 12/1/22	1,370,000	1,460,044
5% 12/1/23	2,730,000	3,008,223
5% 12/1/24	1,840,000	2,087,077
5% 12/1/25	2,830,000	3,288,742
5% 12/1/26	500,000	591,529
Series 2017 D, 5% 12/1/24	1,805,000	2,047,377
Series 2017 H, 5% 12/1/36	440,000	517,944
Series 2018 A:
5% 12/1/24	1,590,000	1,803,507
5% 12/1/29	4,445,000	5,435,716
5% 12/1/31	850,000	1,029,518
Series 2018 C, 5% 12/1/46	8,695,000	10,161,403
Series 2019 A:
5% 12/1/25	2,500,000	2,905,249
5% 12/1/26	2,100,000	2,484,421
5% 12/1/29	3,095,000	3,840,209
5% 12/1/30	4,045,000	5,006,627
5% 12/1/32	1,700,000	2,086,130
Series 2021 A:
5% 12/1/37	360,000	442,753
5% 12/1/38	1,075,000	1,317,967
5% 12/1/39	4,500,000	5,508,425
Chicago Gen. Oblig. Series 2020 A:
5% 1/1/26	1,660,000	1,934,982
5% 1/1/27	7,650,000	9,111,186
5% 1/1/28	700,000	849,952
5% 1/1/29	3,860,000	4,764,004
5% 1/1/30	7,450,000	9,323,561
Chicago Midway Arpt. Rev. Series 2016 B:
4% 1/1/35	815,000	901,779
5% 1/1/36	4,500,000	5,282,693
5% 1/1/37	5,300,000	6,221,135
5% 1/1/41	6,000,000	7,038,651
5% 1/1/46	8,470,000	9,940,903
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D, 5% 1/1/27	5,175,000	5,561,405
Series 2016 B, 5% 1/1/34	2,835,000	3,366,214
Series 2016 C:
5% 1/1/32	4,750,000	5,648,743
5% 1/1/33	1,305,000	1,549,324
5% 1/1/34	1,510,000	1,792,939
Series 2016 D, 5% 1/1/52	7,075,000	8,465,317
Series 2017 B:
5% 1/1/34	1,515,000	1,836,861
5% 1/1/35	2,540,000	3,071,482
5% 1/1/36	1,650,000	1,996,620
5% 1/1/37	6,400,000	7,723,933
5% 1/1/38	2,250,000	2,708,861
5% 1/1/39	5,000,000	6,021,155
Series 2018 B, 5% 1/1/53	1,125,000	1,366,397
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	12,000,000	13,928,905
Series 2017, 5% 12/1/46	1,900,000	2,278,927
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	980,000	1,027,326
5% 6/1/23	880,000	962,732
5% 6/1/24	1,495,000	1,698,621
5% 6/1/25	745,000	875,095
5% 6/1/26	1,595,000	1,930,777
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (FSA Insured)	445,000	446,482
Cook County Forest Preservation District Series 2012 C, 5% 12/15/22	1,230,000	1,284,772
Cook County Gen. Oblig.:
Series 2011 A, 5.25% 11/15/28	1,625,000	1,667,143
Series 2012 C:
5% 11/15/23	4,375,000	4,689,409
5% 11/15/24	3,500,000	3,748,492
5% 11/15/25 (FSA Insured)	5,800,000	6,212,102
Series 2016 A, 5% 11/15/29	6,110,000	7,486,547
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2018, 5% 2/1/29	675,000	825,749
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 A, 0% 7/15/23 (Escrowed to Maturity)	5,600,000	5,558,356
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/31	200,000	258,271
5% 10/1/32	290,000	373,186
5% 10/1/33	500,000	641,228
5% 10/1/35	300,000	382,829
5% 10/1/36	300,000	381,682
5% 10/1/37	350,000	444,029
5% 10/1/38	375,000	474,552
5% 10/1/39	645,000	814,440
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	2,360,000	2,745,075
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,480,000	1,697,493
5% 10/1/33	1,500,000	1,791,215
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	795,000	947,996
5% 7/15/27	1,300,000	1,639,877
5% 7/15/30	1,490,000	1,868,286
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	11,085,000	12,618,061
5% 5/15/43	10,000,000	12,198,298
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	1,425,000	1,729,814
5% 2/15/29	3,455,000	4,250,109
5% 2/15/36	2,390,000	2,892,845
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	490,000	563,761
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,200,000	1,375,025
Bonds Series 2017 B, 5%, tender 12/15/22 (a)	3,045,000	3,268,695
Series 2012 A, 5% 5/15/23 (Pre-Refunded to 5/15/22 @ 100)	700,000	734,872
Series 2012:
4% 9/1/32	3,020,000	3,131,947
5% 9/1/22	800,000	851,670
5% 9/1/32	4,000,000	4,214,291
5% 9/1/38	5,400,000	5,716,636
5% 11/15/43 (Pre-Refunded to 11/15/22 @ 100)	1,640,000	1,758,664
Series 2013:
4% 5/15/33 (Pre-Refunded to 5/15/22 @ 100)	1,055,000	1,094,466
5% 11/15/24	1,115,000	1,193,728
5% 11/15/27	400,000	427,605
Series 2015 A:
5% 11/15/31	3,500,000	4,059,326
5% 11/15/45	9,750,000	11,261,665
Series 2015 B, 5% 11/15/23	1,845,000	2,056,946
Series 2015 C:
5% 8/15/35	3,340,000	3,794,843
5% 8/15/44	15,400,000	17,288,029
Series 2016 A:
5% 7/1/33	1,850,000	2,204,324
5% 7/1/34	1,000,000	1,189,318
5% 8/15/34 (Pre-Refunded to 8/15/26 @ 100)	1,800,000	2,213,147
5% 7/1/36	1,530,000	1,813,760
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	1,015,000	1,261,146
Series 2016 B:
5% 8/15/30	3,000,000	3,596,153
5% 8/15/33	4,585,000	5,451,294
5% 8/15/34	2,415,000	2,862,521
Series 2016 C:
3.75% 2/15/34	725,000	809,416
4% 2/15/36	3,085,000	3,494,166
4% 2/15/41	9,155,000	10,274,579
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	420,000	496,030
5% 2/15/22	3,600,000	3,737,306
5% 2/15/24	325,000	368,124
5% 2/15/30	13,250,000	16,240,962
5% 2/15/31	2,080,000	2,545,834
5% 2/15/41	3,475,000	4,161,929
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	20,000	23,620
5% 12/1/29	1,030,000	1,241,912
5% 12/1/46	2,660,000	3,143,009
Series 2017 A, 5% 8/1/47	430,000	495,243
Series 2017:
5% 1/1/28	3,075,000	3,824,233
5% 7/1/28	2,745,000	3,413,261
5% 7/1/33	3,365,000	4,130,190
5% 7/1/34	2,765,000	3,389,955
5% 7/1/35	2,290,000	2,804,940
Series 2018 A:
4.25% 1/1/44	1,895,000	2,130,943
5% 1/1/44	11,470,000	13,701,804
Series 2019:
4% 9/1/37	400,000	452,862
4% 9/1/39	1,000,000	1,125,686
5% 9/1/30	190,000	241,858
5% 9/1/38	900,000	1,106,840
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	3,945,000	4,434,932
Series 2006, 5.5% 1/1/31	1,945,000	2,578,004
Series 2012 A:
4% 1/1/23	1,220,000	1,248,105
5% 1/1/33	1,700,000	1,748,731
Series 2012:
5% 8/1/21	1,695,000	1,714,034
5% 3/1/23	1,500,000	1,555,366
5% 8/1/23	1,675,000	1,840,426
5% 3/1/36	1,000,000	1,035,735
Series 2013 A, 5% 4/1/35	900,000	960,523
Series 2013:
5% 7/1/22	320,000	336,877
5.5% 7/1/38	2,000,000	2,170,125
Series 2014:
5% 2/1/23	1,880,000	2,026,508
5% 2/1/25	2,245,000	2,502,763
5% 2/1/27	1,225,000	1,358,137
5% 4/1/28	580,000	643,855
5% 5/1/28	3,325,000	3,699,993
5% 5/1/32	1,400,000	1,544,394
5% 5/1/33	1,600,000	1,762,549
5.25% 2/1/29	3,000,000	3,322,516
5.25% 2/1/30	2,700,000	2,981,789
5.25% 2/1/31	1,305,000	1,439,335
Series 2016:
5% 2/1/23	880,000	948,578
5% 6/1/25	4,465,000	5,207,537
5% 2/1/26	1,000,000	1,185,319
5% 6/1/26	610,000	728,186
5% 2/1/27	3,745,000	4,524,702
5% 2/1/28	3,495,000	4,180,379
5% 2/1/29	3,285,000	3,904,202
Series 2017 A:
5% 12/1/23	1,100,000	1,223,073
5% 12/1/26	3,350,000	4,036,203
Series 2017 C, 5% 11/1/29	4,605,000	5,485,365
Series 2017 D, 5% 11/1/25	16,310,000	19,012,247
Series 2018 A:
5% 10/1/26	1,500,000	1,802,825
5% 10/1/28	3,500,000	4,346,455
Series 2019 B:
5% 9/1/21	3,105,000	3,151,840
5% 9/1/22	3,050,000	3,233,105
5% 9/1/23	3,105,000	3,422,224
5% 9/1/24	3,105,000	3,538,617
Series 2021 A:
5% 3/1/32	105,000	134,314
5% 3/1/35	750,000	949,010
5% 3/1/36	600,000	756,767
5% 3/1/37	750,000	942,919
5% 3/1/46	3,000,000	3,685,249
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	4,927,824	5,261,280
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/23	1,075,000	1,161,323
5% 2/1/29	10,000,000	11,789,711
5% 2/1/31	1,890,000	2,227,387
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	6,565,000	7,060,275
Series 2015 A, 5% 1/1/37	4,445,000	5,193,116
Series 2016 A:
5% 12/1/31	945,000	1,128,251
5% 12/1/32	6,700,000	7,992,451
Series 2019 A, 5% 1/1/44	1,125,000	1,393,412
Series A:
5% 1/1/37	1,250,000	1,622,866
5% 1/1/41	2,010,000	2,581,853
5% 1/1/45	19,200,000	24,430,827
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	4,994,252
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015:
5% 1/1/27	1,500,000	1,748,522
5% 1/1/28	2,780,000	3,233,979
Series 2017, 5% 1/1/29	1,030,000	1,290,247
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,875,000	12,926,237
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,559,328
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24 (Pre-Refunded to 1/15/24 @ 100)	4,260,000	4,160,935
0% 1/15/25	4,440,000	4,265,828
0% 1/15/26	3,335,000	3,145,404
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (FSA Insured)	32,700,000	17,639,332
0% 6/15/45 (FSA Insured)	12,145,000	6,063,271
0% 6/15/47 (FSA Insured)	10,605,000	4,963,537
Series 2012 B, 0% 12/15/51	5,900,000	2,135,542
Series 2017 B:
5% 12/15/28	2,000,000	2,429,991
5% 12/15/32	900,000	1,083,094
Series 2020 A, 5% 6/15/50	23,245,000	27,902,663
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	1,250,000	1,365,879
5% 6/1/24	1,635,000	1,851,249
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	1,935,000	2,161,656
6.25% 10/1/38	1,900,000	2,138,155
Series 2018 A, 5% 4/1/29	3,940,000	4,956,486
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	3,175,000	2,998,356
Will County Illinois Series 2016, 5% 11/15/41 (Pre-Refunded to 11/15/25 @ 100)	13,255,000	15,996,439

TOTAL ILLINOIS		766,147,112

Indiana - 1.5%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	1,340,000	1,441,592
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/24	1,000,000	1,161,239
5% 11/1/28	450,000	583,470
5% 11/1/29	1,400,000	1,849,544
5% 11/1/30	315,000	423,677
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/44	2,595,000	2,960,023
Series 2015 A, 5.25% 2/1/32	2,940,000	3,496,356
Series 2015, 5% 3/1/36	4,500,000	5,075,949
Series 2016:
5% 9/1/27	1,850,000	2,237,071
5% 9/1/31	1,835,000	2,175,659
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/37	1,700,000	1,810,309
Series 2014 A:
5% 10/1/25	1,200,000	1,388,991
5% 10/1/26	1,750,000	2,022,576
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	2,017,694
(CWA Auth. Proj.) Series 2015 A, 5% 10/1/29	2,295,000	2,645,289
Series 2011 A, 5.25% 10/1/26	1,000,000	1,020,645
Series 2011 B, 5% 10/1/41	2,000,000	2,037,178
Indiana Hsg. & Cmnty. Dev. Auth. (Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (c)	1,760,000	1,807,201
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A:
5% 1/1/32	4,000,000	5,019,723
5% 1/1/34	2,000,000	2,492,895
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	3,275,000	4,066,236
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/32	3,000,000	3,836,173
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30 (Pre-Refunded to 1/15/23 @ 100)	4,300,000	4,652,596
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/39	1,000,000	1,131,024
4% 4/1/46	2,240,000	2,496,415
5% 4/1/40	2,240,000	2,737,340
Series 2020:
4% 4/1/37	1,660,000	1,887,200
5% 4/1/29	1,030,000	1,301,383

TOTAL INDIANA		65,775,448

Iowa - 0.3%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	2,500,000	3,048,755
Series A:
5% 5/15/43	820,000	937,546
5% 5/15/48	945,000	1,075,350
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2, 4% 6/1/49	2,800,000	3,196,090
Series 2021 B1, 4% 6/1/49	3,605,000	4,135,812

TOTAL IOWA		12,393,553

Kansas - 0.3%
Johnson County Unified School District # 233 Series 2016 A, 5% 9/1/21	750,000	761,913
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/40	4,200,000	4,909,570
5% 9/1/45	5,125,000	5,954,011

TOTAL KANSAS		11,625,494

Kentucky - 3.3%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,200,000	1,327,619
Series 2019:
5% 2/1/28	50,000	59,163
5% 2/1/32	65,000	77,728
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	1,680,000	1,994,000
Kenton County Arpt. Board Arpt. Rev.:
Series 2016:
5% 1/1/24	800,000	899,912
5% 1/1/27	1,500,000	1,793,120
5% 1/1/33	1,300,000	1,528,427
Series 2019, 5% 1/1/44	2,245,000	2,769,900
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/33	1,000,000	1,266,287
5% 8/1/44	1,000,000	1,231,535
Series 2019 A2, 5% 8/1/49	2,500,000	3,048,292
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A:
5% 6/1/25	50,000	56,594
5% 6/1/26	55,000	61,993
5% 6/1/27	55,000	61,705
5% 6/1/28	60,000	66,997
5% 6/1/29	65,000	72,243
5% 6/1/30	65,000	71,938
Series 2017 B:
5% 8/15/32	2,680,000	3,247,445
5% 8/15/33	1,325,000	1,601,248
5% 8/15/35	1,500,000	1,805,713
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/27	2,255,000	2,799,411
5% 5/1/29	1,865,000	2,351,685
5% 5/1/30	1,250,000	1,569,710
5% 5/1/31	535,000	672,736
5% 5/1/32	280,000	351,050
5% 5/1/33	630,000	787,470
5% 5/1/34	720,000	897,490
5% 5/1/35	425,000	524,138
5% 5/1/36	360,000	442,861
Series 2016 B, 5% 11/1/26	11,900,000	14,619,527
Series A:
4% 11/1/38	635,000	730,382
5% 11/1/27	5,245,000	6,590,129
5% 11/1/28	6,415,000	8,210,761
5% 11/1/29	3,840,000	4,911,132
5% 11/1/30	2,150,000	2,736,812
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (a)	31,480,000	36,355,090
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	4,200,000	4,653,791
Series 2020 C, 5%, tender 10/1/26 (a)	1,440,000	1,757,127
Series 2020 D, 5%, tender 10/1/29 (a)	1,730,000	2,245,660
Series 2013 A:
5.5% 10/1/33	1,275,000	1,420,877
5.75% 10/1/38	3,105,000	3,473,201
Series 2016 A:
5% 10/1/31	6,400,000	7,700,852
5% 10/1/32	7,745,000	9,297,112
5% 10/1/33	4,400,000	5,269,502
Series 2020 A:
4% 10/1/40	1,155,000	1,322,208
5% 10/1/37	2,875,000	3,634,459

TOTAL KENTUCKY		148,367,032

Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,700,000	1,994,188
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	445,000	532,156
5% 12/15/27	2,000,000	2,439,726
5% 12/15/29	1,200,000	1,454,525
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/21	610,000	610,892
5% 5/15/23	2,500,000	2,736,613

TOTAL LOUISIANA		9,768,100

Maine - 1.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	2,210,000	2,306,712
Series 2011:
6.75% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	1,590,000	1,606,681
7.5% 7/1/32 (Pre-Refunded to 7/1/21 @ 100)	3,565,000	3,606,632
Series 2013, 5% 7/1/33	1,000,000	1,051,267
Series 2016 A:
4% 7/1/41	1,185,000	1,218,433
4% 7/1/46	1,765,000	1,799,878
5% 7/1/41	480,000	522,472
5% 7/1/46	330,000	356,944
Series 2018 A:
5% 7/1/30	1,185,000	1,482,865
5% 7/1/31	1,100,000	1,370,990
5% 7/1/34	2,000,000	2,471,197
5% 7/1/35	2,745,000	3,385,700
5% 7/1/36	3,250,000	3,998,225
5% 7/1/37	3,000,000	3,681,113
5% 7/1/38	2,275,000	2,785,387
5% 7/1/43	4,500,000	5,442,140
Series 2018, 5% 7/1/48	4,235,000	5,153,675
Maine Tpk. Auth. Tpk. Rev.:
Series 2015, 5% 7/1/37	1,700,000	1,988,397
Series 2018:
5% 7/1/33	700,000	873,103
5% 7/1/34	1,000,000	1,244,038
5% 7/1/35	1,100,000	1,366,011
5% 7/1/36	2,000,000	2,477,239

TOTAL MAINE		50,189,099

Maryland - 0.8%
City of Westminster Series 2016, 5% 11/1/31	1,975,000	2,289,437
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	3,010,000	3,347,632
Series 2019 C, 3.5% 3/1/50	2,580,000	2,831,494
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	1,655,000	1,984,573
Series 2015, 5% 7/1/40	2,000,000	2,275,684
Series 2016 A:
4% 7/1/42	780,000	854,739
5% 7/1/35	2,055,000	2,432,778
5% 7/1/38	1,125,000	1,322,634
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020:
4% 7/1/45	4,095,000	4,863,006
4% 7/1/50	11,620,000	13,702,832

TOTAL MARYLAND		35,904,809

Massachusetts - 2.8%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,015,000	1,199,775
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	10,000,000	11,090,340
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,165,000	1,380,925
5% 10/1/33	1,355,000	1,587,879
Series 2015 D, 5% 7/1/44	2,575,000	2,904,456
Series 2016 A, 5% 1/1/47	7,000,000	8,096,596
Series 2019, 5% 9/1/59	13,125,000	15,905,240
Series 2020 A:
4% 7/1/45	10,370,000	11,964,122
5% 10/15/26	5,360,000	6,661,143
Series A, 4% 6/1/49	6,745,000	7,597,954
Series BB1, 5% 10/1/46	4,230,000	5,084,102
Series J2, 5% 7/1/53	2,500,000	2,991,821
Series M:
4% 10/1/50	10,565,000	12,178,256
5% 10/1/45	7,960,000	9,970,846
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	1,280,000	1,587,604
Series 2019 C, 5% 5/1/49	3,725,000	4,708,133
Series E:
5% 11/1/45	3,850,000	4,987,866
5% 11/1/50	13,120,000	16,919,521

TOTAL MASSACHUSETTS		126,816,579

Michigan - 2.1%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	1,035,000	1,166,181
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/46	1,950,000	2,369,188
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	1,500,000	1,838,835
5% 7/1/48	6,500,000	7,919,775
Jackson County Series 2019:
4% 5/1/32 (Build America Mutual Assurance Insured)	2,170,000	2,603,384
4% 5/1/33 (Build America Mutual Assurance Insured)	2,235,000	2,672,037
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,455,000	1,740,665
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2015 I, 5% 4/15/28	2,000,000	2,390,256
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	1,845,000	2,271,268
(Trinity Health Proj.) Series 2017, 5% 12/1/42	1,035,000	1,257,725
Series 2012:
5% 11/15/36	1,300,000	1,385,994
5% 11/15/42	2,950,000	3,136,726
Series 2013, 5% 8/15/29	3,865,000	4,214,489
Series 2015 MI, 5% 12/1/25	3,000,000	3,543,795
Series 2016:
5% 11/15/32	4,815,000	5,810,761
5% 11/15/41	1,085,000	1,285,060
Series 2019 A, 5% 11/15/48	1,645,000	2,040,745
Series 2020 A, 4% 6/1/49	2,190,000	2,494,156
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	345,000	429,028
Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	1,720,000	1,790,361
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	6,380,000	6,405,265
Portage Pub. Schools Series 2016:
5% 11/1/33	1,000,000	1,203,889
5% 11/1/36	1,250,000	1,497,409
5% 11/1/37	1,000,000	1,195,229
Warren Consolidated School District Series 2016:
5% 5/1/28	4,100,000	5,007,857
5% 5/1/29	4,230,000	5,152,636
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,300,000	1,540,531
5% 12/1/31	2,300,000	2,723,282
5% 12/1/40 (FSA Insured)	3,000,000	3,524,099
Series 2015 G:
5% 12/1/31	1,500,000	1,776,054
5% 12/1/32	1,500,000	1,773,834
5% 12/1/33	2,000,000	2,363,141
Series 2015, 5% 12/1/29	1,600,000	1,896,829
Series 2017 A:
5% 12/1/28	600,000	749,408
5% 12/1/29	550,000	684,929
5% 12/1/30	700,000	868,785
5% 12/1/33	350,000	430,579
5% 12/1/37	500,000	609,814
5% 12/1/37	270,000	329,300
Series 2017 C, 5% 12/1/28	1,100,000	1,381,862

TOTAL MICHIGAN		93,475,161

Minnesota - 1.5%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	7,080,000	8,392,808
5% 2/15/58	11,845,000	13,963,241
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/27	1,285,000	1,474,384
Series 2017:
4% 5/1/22	500,000	516,581
5% 5/1/23	500,000	542,591
5% 5/1/24	1,200,000	1,349,898
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/24	1,780,000	2,066,424
5% 11/15/25	1,365,000	1,636,998
Minnesota Gen. Oblig. Series 2019 A, 5% 8/1/29	6,140,000	8,163,980
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/29	1,000,000	1,239,017
5% 10/1/32	715,000	872,149
5% 10/1/33	875,000	1,064,740
5% 10/1/45	1,035,000	1,226,205
Minnesota Hsg. Fin. Agcy.:
Series B, 4% 8/1/41	1,345,000	1,605,794
Series D:
4% 8/1/38	2,400,000	2,887,166
4% 8/1/40	2,600,000	3,110,414
4% 8/1/41	1,705,000	2,035,597
4% 8/1/43	1,930,000	2,292,761
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	3,460,000	3,864,313
5% 5/1/48	4,325,000	5,283,153
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (a)(c)	3,335,000	3,591,113

TOTAL MINNESOTA		67,179,327

Missouri - 0.9%
Cape Girardeau County Indl. Dev. Auth.:
(South Eastern Health Proj.) Series 2017 A, 5% 3/1/27	30,000	34,930
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/29	1,470,000	1,689,542
Hannibal Indl. Dev. Auth. Health Facilities Rev. (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	3,425,000	4,019,697
5% 10/1/47	2,125,000	2,471,651
Kansas City Santn Swr. Sys. R Series 2018 B:
5% 1/1/26	240,000	289,598
5% 1/1/28	500,000	637,677
5% 1/1/33	475,000	594,376
Kansas City Spl. Oblig. (Downtown Streetcar Proj.) Series 2014 A:
5% 9/1/21	295,000	296,061
5% 9/1/22	500,000	501,794
5% 9/1/23	400,000	401,408
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/39	1,260,000	1,547,992
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	400,000	436,843
3.25% 2/1/28	400,000	437,234
4% 2/1/40	400,000	433,038
5% 2/1/34	3,115,000	3,586,416
5% 2/1/36	1,200,000	1,375,190
5% 2/1/45	1,900,000	2,154,733
Series 2019 A:
4% 10/1/48	2,150,000	2,458,782
5% 10/1/46	4,225,000	5,186,089
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	665,000	742,666
Saint Louis Arpt. Rev.:
Series 2019 A:
5% 7/1/44	1,400,000	1,733,362
5% 7/1/49	1,150,000	1,415,506
Series A, 5.25% 7/1/26 (FSA Insured)	3,000,000	3,696,603
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	2,660,000	2,971,617

TOTAL MISSOURI		39,112,805

Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	360,000	407,954
Nebraska - 0.8%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	14,295,000	16,257,914
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017, 4% 7/1/33	775,000	895,848
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/31	2,000,000	2,463,992
5% 9/1/32	3,735,000	4,589,839
5% 9/1/33	2,240,000	2,747,200
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2020 A, 3.5% 9/1/50	1,600,000	1,773,444
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	1,670,000	1,991,039
5% 1/1/34	1,000,000	1,190,402
Series 2016 B, 5% 1/1/32	5,000,000	5,961,196

TOTAL NEBRASKA		37,870,874

Nevada - 1.1%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	2,705,000	3,242,974
5% 9/1/42	6,665,000	7,952,878
Clark County Arpt. Rev. Series 2019 A:
5% 7/1/24	2,750,000	3,154,204
5% 7/1/25	2,170,000	2,577,291
5% 7/1/26	1,345,000	1,647,948
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B, 5% 6/1/42	3,260,000	3,414,810
Series 2016 A:
5% 6/1/35	4,150,000	4,991,522
5% 6/1/36	6,000,000	7,216,658
Series 2016 B:
5% 6/1/34	7,495,000	9,027,206
5% 6/1/36	2,700,000	3,247,496
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,060,000	1,181,753
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/51	3,000,000	3,417,278

TOTAL NEVADA		51,072,018

New Hampshire - 1.0%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	5,118,365	6,031,983
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,000,000	2,373,644
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/32	250,000	311,210
5% 8/1/34	3,000,000	3,728,075
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	1,300,000	1,621,042
5% 8/1/36	2,000,000	2,477,799
5% 8/1/37	2,400,000	2,967,884
Series 2018, 5% 8/1/35	2,750,000	3,411,375
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/41	2,100,000	2,574,745
Series 2017:
5% 7/1/36	1,200,000	1,417,886
5% 7/1/44	1,895,000	2,205,774
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/23	1,000,000	1,036,932
4% 7/1/32	900,000	923,490
Series 2016:
4% 10/1/38	1,165,000	1,295,794
5% 10/1/28	3,000,000	3,636,021
5% 10/1/32	5,160,000	6,155,239
5% 10/1/38	3,765,000	4,427,513

TOTAL NEW HAMPSHIRE		46,596,406

New Jersey - 5.9%
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	855,000	853,511
Series A, 5% 11/1/36	5,185,000	6,449,167
Series QQQ:
4% 6/15/34	800,000	946,101
4% 6/15/36	1,100,000	1,292,511
4% 6/15/39	1,000,000	1,159,163
4% 6/15/41	1,000,000	1,151,539
4% 6/15/46	1,500,000	1,708,359
4% 6/15/50	2,000,000	2,267,931
5% 6/15/31	1,100,000	1,426,373
5% 6/15/33	200,000	257,334
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	750,000	752,008
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	6,215,000	7,310,662
Series 2017 B, 5% 11/1/24	10,000,000	11,553,637
(Provident Montclair Proj.) Series 2017:
5% 6/1/27 (FSA Insured)	40,000	49,599
5% 6/1/28 (FSA Insured)	60,000	73,893
5% 6/1/29 (FSA Insured)	45,000	55,196
Series 2013:
5% 3/1/23	7,040,000	7,644,429
5% 3/1/24	6,200,000	6,728,542
5% 3/1/25	700,000	759,266
Series 2014 PP, 5% 6/15/26	6,000,000	6,826,024
Series 2015 XX:
5% 6/15/22	1,525,000	1,605,344
5% 6/15/23	1,000,000	1,098,472
5% 6/15/26	15,000,000	17,587,181
Series 2016 AAA:
5% 6/15/41	2,510,000	2,944,450
5.5% 6/15/30	4,995,000	6,130,474
Series 2016 BBB, 5% 6/15/22	3,120,000	3,284,377
Series LLL, 4% 6/15/49	2,810,000	3,160,655
Series MMM, 4% 6/15/36	800,000	927,451
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,625,000	3,110,875
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	2,830,000	3,472,840
4% 6/1/31	1,065,000	1,322,047
4% 6/1/32	715,000	897,682
5% 6/1/29	3,180,000	4,141,358
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/21	1,155,000	1,163,207
5% 7/1/22	155,000	163,026
5% 7/1/23	550,000	601,315
5% 7/1/24	460,000	521,229
5% 7/1/25	1,055,000	1,233,504
5% 7/1/25	495,000	578,753
5% 7/1/26	155,000	186,410
5% 7/1/27	235,000	281,503
5% 7/1/28	35,000	41,680
5% 7/1/28	685,000	815,740
5% 7/1/30	1,000,000	1,210,709
Series 2016:
4% 7/1/48	1,800,000	1,981,981
5% 7/1/41	2,190,000	2,551,508
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/21	1,435,000	1,475,245
5% 12/1/23	1,005,000	1,124,850
5% 12/1/24	580,000	671,688
5% 12/1/25	1,065,000	1,268,384
New Jersey Tpk. Auth. Tpk. Rev. Series 2021 A:
4% 1/1/42	4,290,000	5,091,185
4% 1/1/51	5,000,000	5,851,545
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	16,055,000	19,738,447
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	432,124
Series 2010 A, 0% 12/15/27	7,395,000	6,687,317
Series 2014 AA, 5% 6/15/24	15,000,000	17,102,120
Series 2014 BB2, 5% 6/15/34	5,690,000	7,341,492
Series 2016 A:
5% 6/15/27	945,000	1,140,133
5% 6/15/28	3,225,000	3,868,259
5% 6/15/29	3,550,000	4,233,628
Series 2016 A-2, 5% 6/15/23	2,495,000	2,739,310
Series 2018 A:
5% 12/15/32	3,205,000	4,002,507
5% 12/15/34	1,000,000	1,242,272
Series 2021 A:
4% 6/15/38 (d)	540,000	604,991
5% 6/15/32	3,560,000	4,619,946
5% 6/15/33	1,000,000	1,294,520
Series 2022 A:
4% 6/15/41 (d)	4,900,000	5,424,641
4% 6/15/42 (d)	3,290,000	3,629,877
Series 2022 AA:
5% 6/15/29 (d)	8,000,000	9,641,019
5% 6/15/35 (d)	625,000	769,696
5% 6/15/36 (d)	7,325,000	8,990,241
Series A:
4% 12/15/39	1,000,000	1,144,622
4.25% 12/15/38	2,485,000	2,875,071
Series AA:
4% 6/15/38	2,815,000	3,276,815
4% 6/15/45	6,000,000	6,840,887
5% 6/15/25	2,380,000	2,799,578
5% 6/15/29	1,340,000	1,405,209
5% 6/15/37	3,000,000	3,806,551
5% 6/15/50	3,345,000	4,123,336

TOTAL NEW JERSEY		265,536,522

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,490,000	1,646,697
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	115,000	115,187
5% 5/15/34	230,000	259,005
5% 5/15/39	170,000	189,730
5% 5/15/44	180,000	198,833
5% 5/15/49	355,000	390,918
Series 2019 B1, 2.625% 5/15/25	190,000	190,583

TOTAL NEW MEXICO		2,990,953

New York - 7.0%
Dorm. Auth. New York Univ. Rev.:
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	1,555,000	1,885,861
Series 2016 A:
5% 7/1/23	30,000	32,901
5% 7/1/25	70,000	82,032
5% 7/1/32	2,500,000	2,993,471
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	1,940,000	1,947,814
Series 2017 A:
5% 2/15/33	3,595,000	4,350,184
5% 2/15/39	10,000,000	11,915,918
5% 2/15/42	9,860,000	11,690,955
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2017:
5% 9/1/33	500,000	621,592
5% 9/1/35	2,000,000	2,486,339
5% 9/1/36	1,135,000	1,407,692
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	17,050,000	18,481,641
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	1,600,000	1,872,364
Series 2016 C and D, 5% 8/1/28	1,500,000	1,803,804
Series 2016 E, 5% 8/1/28	2,550,000	3,111,303
Series 2021 A1:
5% 8/1/28	5,880,000	7,535,093
5% 8/1/29	6,405,000	8,367,926
Series C, 5% 8/1/26	1,715,000	2,103,410
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5.25% 6/15/30	6,300,000	6,652,772
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/27	2,000,000	2,111,819
New York City Transitional Fin. Auth. Rev.:
Series 2015 E1, 5% 2/1/41	1,615,000	1,856,099
Series 2016 A, 5% 5/1/40	1,950,000	2,341,234
Series 2017 B, 5% 8/1/40	2,000,000	2,417,310
Series 2019 B1, 5% 8/1/34	2,000,000	2,500,940
Series E, 5% 2/1/43	4,155,000	5,064,535
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	7,205,000	8,383,599
5% 11/15/29	5,000,000	5,805,538
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	2,000,000	2,100,703
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A:
5% 3/15/31	4,400,000	5,378,841
5% 3/15/32	1,945,000	2,375,401
5% 3/15/34	3,200,000	3,898,709
Series 2018 C, 5% 3/15/38	8,285,000	10,265,728
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	9,500,000	10,145,782
Series 2014 B, 5.25% 11/15/44	2,215,000	2,464,046
Series 2014 C, 5% 11/15/21	2,500,000	2,562,920
Series 2016 B, 5% 11/15/21	1,950,000	1,999,078
Series 2017 C-2:
0% 11/15/29	2,275,000	1,920,705
0% 11/15/33	5,600,000	4,163,635
Series 2020 D:
4% 11/15/46	33,385,000	38,040,428
4% 11/15/47	2,335,000	2,658,005
Series 2021 A1, 4% 11/15/45	22,000,000	25,228,672
New York State Urban Dev. Corp.:
Series 2020 C, 5% 3/15/47	4,600,000	5,828,913
Series 2020 E:
4% 3/15/44	24,275,000	28,214,199
4% 3/15/45	19,700,000	22,840,684
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	3,700,000	4,527,972
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	3,130,000	3,845,565
Series 2017 C, 5% 3/15/31	2,375,000	2,971,306
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/32 (FSA Insured)	1,000,000	1,165,962
5% 12/1/25 (FSA Insured)	630,000	702,334
5% 12/1/30 (FSA Insured)	1,500,000	1,914,293
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (c)	600,000	611,973
5.375% 11/1/54 (c)	1,020,000	1,040,124
Triborough Bridge & Tunnel Auth. Revs. Series 2012 B, 5% 11/15/22	1,970,000	2,116,329
Triborough Bridge and Tunnel Auth. Series 2021 A1, 5% 5/15/51 (d)	4,300,000	5,533,875

TOTAL NEW YORK		314,340,328

New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 194, 5.25% 10/15/55	3,365,000	3,943,539
North Carolina - 1.4%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 5% 6/1/46	2,380,000	2,973,254
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/35	2,000,000	2,452,075
5% 7/1/42	2,875,000	3,496,194
Series 2017 C:
4% 7/1/36	1,500,000	1,739,413
4% 7/1/37	1,500,000	1,739,224
5% 7/1/29	2,575,000	3,207,790
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,204,701
Series 2012, 5% 11/1/41	1,730,000	1,770,547
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	220,000	277,450
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100)	3,500,000	4,413,980
5% 10/1/42 (Pre-Refunded to 10/1/27 @ 100)	1,820,000	2,295,269
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2019 A:
5% 12/1/29	1,390,000	1,761,087
5% 12/1/30	1,440,000	1,813,933
5% 12/1/32	1,095,000	1,369,879
5% 12/1/33	800,000	997,755
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2015 A, 5% 1/1/28	3,500,000	4,161,602
Series 2015 C, 5% 1/1/29	8,000,000	9,481,514
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019:
4% 1/1/55	3,225,000	3,632,167
5% 1/1/43	4,500,000	5,525,075
5% 1/1/44	5,610,000	6,873,197
5% 1/1/49	2,000,000	2,434,031

TOTAL NORTH CAROLINA		63,620,137

Ohio - 2.5%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	4,200,000	4,877,567
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	1,600,000	1,674,411
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A:
5% 2/15/38	1,500,000	1,873,003
5% 2/15/39	1,000,000	1,245,763
5% 2/15/44	3,150,000	3,883,587
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	4,000,000	4,724,552
Series 2016, 5% 2/15/46	1,280,000	1,511,857
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,900,000	6,623,217
Series 2012 B, 5% 2/15/42	705,000	731,042
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
5% 6/1/27	2,250,000	2,783,003
5% 6/1/29	4,100,000	5,276,290
5% 6/1/34	1,210,000	1,547,893
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	500,000	579,675
5% 1/1/27 (FSA Insured)	2,175,000	2,512,169
5% 1/1/31 (FSA Insured)	1,000,000	1,146,808
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	2,000,000	2,451,316
5% 10/1/37	1,250,000	1,524,536
5% 10/1/38	1,500,000	1,825,574
Columbus City School District Series 2016 A, 5% 12/1/32	1,000,000	1,206,640
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	70,000	74,843
5% 6/15/26	75,000	79,925
5% 6/15/27	80,000	84,953
5% 6/15/28	85,000	89,942
5.25% 6/15/43	5,000,000	5,195,165
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	8,235,000	9,945,140
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,900,000	2,055,083
Lake County Hosp. Facilities Rev.:
Series 2008 C, 6% 8/15/43	400,000	401,402
Series 2015:
5% 8/15/26	1,170,000	1,372,933
5% 8/15/27	65,000	75,886
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	11,070,000	12,815,874
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/27	170,000	179,511
5% 2/15/44	1,900,000	1,975,024
5% 2/15/48	4,400,000	4,567,911
Ohio Gen. Oblig. Series 2018 A, 5% 6/15/37	3,470,000	4,133,041
Ohio Higher Edl. Facility Commission Rev. Series 2019, 4% 10/1/44	1,775,000	2,005,795
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/31	2,500,000	3,145,564
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	825,000	945,759
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	495,000	559,210
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	3,546,429
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	1,265,000	1,499,661
Series 2019, 5% 2/15/29	3,080,000	3,630,328
Univ. of Akron Gen. Receipts Series 2019 A:
4% 1/1/28	3,700,000	4,412,676
5% 1/1/30	1,800,000	2,343,829
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/32	140,000	142,834
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	280,000	300,385
5% 12/1/42	175,000	176,773
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	355,000	380,846

TOTAL OHIO		114,135,625

Oklahoma - 0.4%
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/39	7,000,000	7,897,232
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,105,000	1,276,504
5% 10/1/32	1,100,000	1,305,730
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/27	30,000	36,563
5% 8/15/28	30,000	37,260
5% 8/15/29	10,000	12,386
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	1,685,000	1,939,282
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	3,705,000	4,246,851

TOTAL OKLAHOMA		16,751,808

Oregon - 1.0%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	18,000,000	18,811,253
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	6,180,000	6,874,539
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	1,424,030
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/33	1,080,000	1,327,633
5% 6/15/35	3,135,000	3,839,063
5% 6/15/36	3,000,000	3,665,476
5% 6/15/37	4,000,000	4,876,163
5% 6/15/38	3,000,000	3,650,107

TOTAL OREGON		44,468,264

Pennsylvania - 4.7%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 4% 7/15/36	2,500,000	2,953,566
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/37	1,470,000	1,802,740
5% 7/1/39	2,930,000	3,572,938
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	1,000,000	1,198,231
5% 7/15/38	1,000,000	1,245,338
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/24	1,000,000	1,152,154
Coatesville Area School District Series 2017:
5% 8/1/21 (Escrowed to Maturity)	920,000	930,798
5% 8/1/22 (Escrowed to Maturity)	25,000	26,484
5% 8/1/22 (FSA Insured)	235,000	247,921
5% 8/1/23 (FSA Insured)	450,000	496,500
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,330,000	1,591,853
Delaware County Auth. Rev. Series 2017, 5% 7/1/26	1,180,000	1,372,139
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	830,000	924,015
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/37	2,000,000	2,366,239
4% 7/1/38	2,180,000	2,572,704
4% 7/1/39	2,500,000	2,943,390
5% 7/1/44	2,500,000	3,138,344
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,450,000	2,497,244
Series B, 1.8%, tender 8/15/22 (a)	3,255,000	3,315,666
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	2,052,889
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	2,355,000	2,557,368
Series 2016 A:
5% 10/1/28	40,000	46,128
5% 10/1/29	45,000	51,589
5% 10/1/30	4,350,000	4,963,806
5% 10/1/32	140,000	158,922
5% 10/1/36	4,655,000	5,243,763
5% 10/1/40	2,545,000	2,848,305
Series 2019, 4% 9/1/44	5,165,000	5,920,128
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36	3,005,000	3,370,062
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	7,240,000	8,079,537
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	750,000	919,083
5% 7/1/36	1,000,000	1,221,009
5% 7/1/37	800,000	974,978
5% 7/1/38	750,000	911,604
5% 7/1/43	2,000,000	2,402,700
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	1,585,000	1,867,870
Series 2016:
5% 5/1/29	1,000,000	1,190,504
5% 5/1/31	1,000,000	1,188,585
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/29	4,865,000	5,936,655
5% 12/1/29 (Pre-Refunded to 12/1/26 @ 100)	765,000	949,275
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	4,100,000	4,780,585
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 A, 4% 12/1/50	18,000,000	20,806,164
Philadelphia Arpt. Rev. Series 2017 A:
5% 7/1/28	500,000	622,013
5% 7/1/29	500,000	617,805
5% 7/1/30	550,000	677,389
5% 7/1/31	600,000	736,373
5% 7/1/32	550,000	673,223
5% 7/1/33	600,000	732,467
5% 7/1/42	2,390,000	2,893,813
5% 7/1/47	2,000,000	2,418,251
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	11,090,000	12,777,116
Philadelphia Gas Works Rev.:
Series 16 A, 4% 8/1/45 (FSA Insured)	2,315,000	2,679,851
Series 2015:
5% 8/1/26	1,000,000	1,183,114
5% 8/1/27	1,000,000	1,179,431
5% 8/1/28	2,000,000	2,353,354
Philadelphia Gen. Oblig.:
Series 2019 A:
5% 8/1/23	1,740,000	1,920,627
5% 8/1/25	4,665,000	5,532,156
Series 2019 B:
5% 2/1/33	1,600,000	2,062,352
5% 2/1/36	1,485,000	1,892,128
5% 2/1/37	1,915,000	2,429,328
Philadelphia School District:
Series 2016 F, 5% 9/1/29	3,475,000	4,207,220
Series 2018 A:
5% 9/1/34	1,450,000	1,815,763
5% 9/1/35	1,000,000	1,248,199
Series 2018 B, 5% 9/1/43	1,395,000	1,695,004
Series 2019 A:
4% 9/1/35	2,305,000	2,677,963
4% 9/1/36	2,000,000	2,333,318
5% 9/1/31	1,165,000	1,505,917
5% 9/1/33	2,060,000	2,642,705
5% 9/1/33	6,870,000	8,813,291
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/35	1,125,000	1,398,277
5% 12/15/37	500,000	618,904
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 B, 5% 9/1/32 (FSA Insured)	2,000,000	2,743,685
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	1,795,000	2,021,069
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	1,490,000	1,704,006
4% 6/1/49	3,545,000	4,029,704
5% 6/1/44	2,595,000	3,220,869
5% 6/1/49	4,145,000	5,117,833
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	735,000	862,053
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	1,000,000	1,172,995
5% 8/1/38	3,205,000	3,731,923
5% 8/1/48	2,850,000	3,292,033

TOTAL PENNSYLVANIA		213,023,295

Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,875,000	5,512,070
5% 9/1/36	185,000	207,506
Series 2016:
5% 5/15/21	2,000,000	2,003,200
5% 5/15/39	3,285,000	3,759,034
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	1,240,000	1,376,722
Series 2021 74, 3% 4/1/49	5,390,000	5,922,016

TOTAL RHODE ISLAND		18,780,548

South Carolina - 3.0%
Charleston County Arpt. District Series 2019:
5% 7/1/43	1,600,000	1,998,938
5% 7/1/48	12,000,000	14,889,974
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/24	4,535,000	5,251,903
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	1,780,000	2,002,779
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/32	4,320,000	5,453,017
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	14,025,000	15,698,993
Series 2014 A:
5% 12/1/49	16,565,000	18,601,882
5.5% 12/1/54	14,400,000	16,358,833
Series 2015 A, 5% 12/1/50	2,045,000	2,360,502
Series 2015 E, 5.25% 12/1/55	3,265,000	3,857,216
Series 2016 B:
5% 12/1/35	3,630,000	4,408,719
5% 12/1/36	5,445,000	6,599,092
Series 2016 C:
5% 12/1/22	500,000	537,308
5% 12/1/23	840,000	940,635
5% 12/1/24	515,000	598,403
5% 12/1/25	600,000	719,073
5% 12/1/26	1,000,000	1,230,668
5% 12/1/27	1,600,000	1,964,547
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	1,430,000	1,588,942
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	9,915,000	10,987,518
4% 4/15/48	6,915,000	7,615,482
5% 4/15/48	9,380,000	11,104,724

TOTAL SOUTH CAROLINA		134,769,148

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B, 5% 11/1/44	5,000,000	5,680,931
Series 2017:
5% 7/1/30	850,000	1,041,197
5% 7/1/35	725,000	876,895

TOTAL SOUTH DAKOTA		7,599,023

Tennessee - 0.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1, 4% 8/1/44	1,800,000	2,037,817
Series 2019 A2:
5% 8/1/37	860,000	1,075,880
5% 8/1/44	1,190,000	1,465,527
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	500,000	547,103
5% 7/1/24	1,000,000	1,096,021
5% 7/1/25	1,000,000	1,093,299
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	2,590,000	2,733,519
5.25% 10/1/58	7,775,000	9,053,195
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/22	705,000	738,219
5% 5/1/23	1,600,000	1,750,223
5% 5/1/25	1,300,000	1,520,152
5% 5/1/27	1,230,000	1,513,218
5% 5/1/29	1,240,000	1,502,010
5% 5/1/30	2,395,000	2,883,021
5% 5/1/31	1,260,000	1,511,302
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	6,645,000	7,093,437

TOTAL TENNESSEE		37,613,943

Texas - 6.2%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45 (Build America Mutual Assurance Insured)	820,000	822,471
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	4,010,000	4,936,378
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/40	2,000,000	2,290,837
5% 1/1/45	1,000,000	1,144,958
Series 2016:
5% 1/1/40	3,000,000	3,479,692
5% 1/1/46	1,800,000	2,086,856
Series 2020 B, 5% 1/1/45	1,750,000	2,175,024
Corpus Christi Util. Sys. Rev. Series 2012, 5% 7/15/23	3,400,000	3,590,938
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/27	1,885,000	2,277,282
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	1,625,000	1,932,906
Dallas Fort Worth Int'l. Arpt. Rev. Series 2020 B:
4% 11/1/34	3,410,000	4,174,036
4% 11/1/35	3,030,000	3,698,736
Dallas Independent School District Bonds:
Series 2016, 5%, tender 2/15/22 (a)	30,000	31,137
Series B6, 5%, tender 2/15/22 (a)	775,000	804,684
Grand Parkway Trans. Corp. Series 2018 A:
5% 10/1/36	5,000,000	6,242,556
5% 10/1/37	10,000,000	12,470,054
5% 10/1/43	5,500,000	6,795,469
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37 (Pre-Refunded to 11/15/22 @ 100)	3,800,000	4,081,041
Harris County Toll Road Rev. (Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	2,000,000	2,505,610
Houston Arpt. Sys. Rev.:
Series 2011 B:
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	1,460,000	1,471,227
5% 7/1/26 (Pre-Refunded to 7/1/21 @ 100)	3,000,000	3,023,069
Series 2018 D:
5% 7/1/29	1,900,000	2,414,688
5% 7/1/30	2,500,000	3,155,689
5% 7/1/31	2,250,000	2,832,249
5% 7/1/32	2,000,000	2,509,957
5% 7/1/39	7,080,000	8,736,493
Houston Gen. Oblig. Series 2017 A, 5% 3/1/29	1,080,000	1,334,907
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	1,485,000	1,685,579
Series 2016 B, 5% 11/15/33	1,400,000	1,716,607
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/33	1,055,000	1,226,956
5% 10/15/34	1,670,000	1,938,921
5% 10/15/35	1,215,000	1,408,493
5% 10/15/44	835,000	954,374
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2018:
5% 5/15/33	4,510,000	5,656,436
5% 5/15/35	2,125,000	2,655,208
Series 2015 B:
5% 5/15/30	4,500,000	5,264,584
5% 5/15/31	7,200,000	8,420,203
Series 2015 D:
5% 5/15/27	1,500,000	1,759,434
5% 5/15/29	2,150,000	2,515,301
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/28	1,500,000	1,873,554
5% 8/15/47	1,205,000	1,440,870
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	2,100,000	2,445,441
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,425,000	1,692,432
5% 1/1/34	1,000,000	1,214,898
5% 1/1/35	1,300,000	1,579,966
5% 1/1/36	1,200,000	1,455,753
5% 1/1/37	4,705,000	5,695,497
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	265,000	313,801
5% 1/1/31	370,000	436,571
5% 1/1/33	1,500,000	1,816,558
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,700,000	2,009,990
Series 2014 A:
5% 1/1/23	950,000	1,025,124
5% 1/1/24	2,500,000	2,806,542
Series 2015 A, 5% 1/1/32	1,550,000	1,791,499
Series 2015 B, 5% 1/1/31	7,115,000	8,231,952
Series 2016 A:
5% 1/1/32	3,000,000	3,549,528
5% 1/1/39	1,000,000	1,174,626
Series 2017 A, 5% 1/1/43	4,100,000	4,974,847
Series 2018, 0% 1/1/29 (Assured Guaranty Corp. Insured)	15,110,000	13,621,809
Northside Independent School District Bonds Series 2016, 2%, tender 6/1/21 (a)	1,915,000	1,917,713
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	1,600,000	1,888,510
Series 2017:
5% 2/1/32	1,250,000	1,557,565
5% 2/1/34	1,500,000	1,859,205
San Antonio Independent School District Series 2016, 5% 8/15/31	2,010,000	2,450,407
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/26	2,560,000	2,687,506
Southwest Higher Ed. Auth. Rev.:
(Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/40	3,525,000	4,219,949
5% 10/1/45	4,000,000	4,778,380
(Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/32	750,000	920,316
5% 10/1/41	1,500,000	1,823,964
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2015, 5% 9/1/30	5,000,000	5,582,805
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	395,000	462,357
5% 2/15/41	8,335,000	9,845,393
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	3,585,266	3,783,059
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	3,650,000	4,145,269
Series A, 3.5% 3/1/51	3,100,000	3,486,517
Texas Gen. Oblig. Series 2016, 5% 4/1/41	3,120,000	3,720,701
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 12/31/36	2,035,000	2,375,910
4% 6/30/37	3,000,000	3,496,762
4% 12/31/37	4,000,000	4,655,567
4% 12/31/38	2,250,000	2,609,128
Texas State Univ. Sys. Fing. Rev.:
Series 2017 A:
5% 3/15/28	3,045,000	3,796,246
5% 3/15/31	2,000,000	2,461,192
Series 2019 A:
4% 3/15/34	2,250,000	2,670,454
4% 3/15/35	2,000,000	2,369,090
Texas Wtr. Dev. Board Rev.:
Series 2018 B, 5% 4/15/49	1,870,000	2,355,868
Series 2020:
5% 8/1/25	1,000,000	1,195,646
5% 8/1/26	2,400,000	2,960,303
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/30	3,145,000	3,759,336
5% 2/15/33	3,500,000	4,167,327
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	940,000	1,132,587

TOTAL TEXAS		280,507,330

Utah - 0.4%
Salt Lake City Arpt. Rev.:
Series 2017 B:
5% 7/1/34	1,640,000	1,997,498
5% 7/1/35	1,500,000	1,824,134
5% 7/1/36	1,500,000	1,820,001
5% 7/1/37	1,000,000	1,210,575
5% 7/1/47	1,525,000	1,836,933
Series 2018 B:
5% 7/1/43	3,000,000	3,650,531
5% 7/1/48	3,000,000	3,628,334

TOTAL UTAH		15,968,006

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,400,000	2,657,467
5% 10/15/46	2,800,000	3,079,440
(Middlebury College Proj.) Series 2020, 4% 11/1/50	4,500,000	5,163,494

TOTAL VERMONT		10,900,401

Virginia - 0.6%
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/34	1,185,000	1,585,536
5% 8/1/35	1,305,000	1,733,977
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/26	1,960,000	2,229,312
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	370,000	393,736
Series 2016:
4% 6/15/37	345,000	384,322
5% 6/15/28	1,000,000	1,201,120
5% 6/15/33	225,000	265,320
5% 6/15/36	1,000,000	1,173,105
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	1,400,000	1,599,652
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/32	475,000	592,892
5% 5/15/33	2,000,000	2,489,282
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1:
5% 8/1/26	5,000,000	6,161,464
5% 8/1/27	5,000,000	6,324,969
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,500,000	2,869,482

TOTAL VIRGINIA		29,004,169

Washington - 2.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,094,499
Port of Seattle Rev. Series 2016:
5% 2/1/25	1,250,000	1,453,155
5% 2/1/28	2,000,000	2,404,034
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,175,788
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	1,000,000	1,210,520
5% 1/1/38	1,000,000	1,208,192
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	3,680,032
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	1,500,000	1,746,211
5% 2/1/34	2,400,000	2,792,968
Series 2017 D, 5% 2/1/33	2,100,000	2,575,150
Series 2018 D, 5% 8/1/33	5,450,000	6,789,712
Series R-2017 A:
5% 8/1/27	945,000	1,162,865
5% 8/1/28	945,000	1,162,315
5% 8/1/30	945,000	1,153,557
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/29	405,000	502,021
5% 7/1/31	860,000	1,055,275
5% 7/1/34	2,645,000	3,219,297
5% 7/1/35	2,350,000	2,855,484
5% 7/1/36	2,250,000	2,727,353
5% 7/1/42	9,220,000	11,041,900
(Providence Health Systems Proj.):
Series 2012 A, 5% 10/1/24	6,700,000	7,146,648
Series 2018 B:
5% 10/1/30	1,200,000	1,525,553
5% 10/1/31	1,500,000	1,899,660
5% 10/1/32	1,035,000	1,306,660
5% 10/1/33	2,500,000	3,146,516
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	2,250,000	2,713,581
5% 8/15/30	1,000,000	1,199,190
Series 2015, 5% 1/1/26	2,000,000	2,350,050
Series 2017 B, 4% 8/15/41	7,250,000	8,282,154
Series 2019 A1:
5% 8/1/34	1,895,000	2,392,830
5% 8/1/37	1,000,000	1,251,023
Series 2019 A2:
5% 8/1/35	2,855,000	3,597,489
5% 8/1/39	1,120,000	1,394,522
Series 2020, 5% 9/1/55	10,080,000	12,646,172
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,600,000	1,837,704
5% 10/1/35	1,000,000	1,146,770
5% 10/1/40	1,625,000	1,847,635
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (c)	100,000	105,501
5% 7/1/33 (c)	325,000	353,025
5% 7/1/38 (c)	100,000	107,890
5% 7/1/48 (c)	300,000	321,004

TOTAL WASHINGTON		110,581,905

West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/33	1,840,000	2,280,502
Wisconsin - 1.3%
Pub. Fin. Auth. Series 2020 A, 4% 1/1/45	1,500,000	1,710,622
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (c)	530,000	572,465
5% 5/15/28 (c)	580,000	629,155
5.25% 5/15/37 (c)	190,000	205,177
5.25% 5/15/42 (c)	235,000	252,483
5.25% 5/15/47 (c)	235,000	251,567
5.25% 5/15/52 (c)	435,000	464,991
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	610,000	710,252
5.25% 10/1/48	610,000	706,904
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	4,565,000	5,580,417
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	515,000	564,455
5% 10/1/48 (c)	660,000	720,799
5% 10/1/53 (c)	1,710,000	1,863,815
Roseman Univ. of Health Series 2020, 5% 4/1/50 (c)	1,085,000	1,247,101
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (a)	10,000,000	11,659,480
Series 2014:
4% 5/1/33	1,475,000	1,547,760
5% 5/1/23	1,410,000	1,528,642
5% 5/1/25	775,000	865,137
Series 2015, 5% 12/15/44	10,000,000	11,269,804
Series 2017 A:
5% 9/1/30 (Pre-Refunded to 9/1/27 @ 100)	1,270,000	1,592,982
5% 9/1/32 (Pre-Refunded to 9/1/27 @ 100)	1,100,000	1,379,748
Series 2019 A:
2.25% 11/1/26	1,055,000	1,055,357
5% 11/1/39	4,210,000	4,513,712
Series 2019 B1, 2.825% 11/1/28	1,190,000	1,192,338
Series 2019 B2, 2.55% 11/1/27	760,000	760,885
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012:
5% 10/1/24	1,400,000	1,493,230
5% 6/1/27	1,000,000	1,041,638
5% 6/1/39	1,190,000	1,239,549
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/29	3,000,000	3,739,589

TOTAL WISCONSIN		60,360,054

TOTAL MUNICIPAL BONDS
(Cost $4,050,721,694)		4,367,591,209
	Shares	Value

Money Market Funds - 4.0%
Fidelity Tax-Free Cash Central Fund 0.07% (f)(g)
(Cost $182,298,285)	182,258,813	182,313,455
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $4,233,019,979)		4,549,904,664
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(31,093,664)
NET ASSETS - 100%		$4,518,811,000

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,800,998 or 0.8% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$23,595
Total	$23,595

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.